Inventories - Schedule of Real Estate Work in Progress (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of inventories [line items]
Work in progress - Real estate	S/ 158,010	S/ 135,376
Los Parques de Comas [member]
Disclosure of inventories [line items]
Work in progress - Real estate	77,757	69,743
Los Parques del Callao [member]
Disclosure of inventories [line items]
Work in progress - Real estate	35,549	46,697
Los Parques del Mar [member]
Disclosure of inventories [line items]
Work in progress - Real estate	32,183
Los Parques de Piura [member]
Disclosure of inventories [line items]
Work in progress - Real estate	5,658	11,066
Inmobiliaria Pezet 417 S.A.C. [member]
Disclosure of inventories [line items]
Work in progress - Real estate	4,091	3,563
Others [member]
Disclosure of inventories [line items]
Work in progress - Real estate	S/ 2,772	S/ 4,307